Share-Based Compensation Plans - Additional Information (Detail) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) shares € / shares	Dec. 31, 2024 EUR (€) shares € / shares	Dec. 31, 2023 EUR (€) shares € / shares	Dec. 31, 2022 shares
Disclosure of share-based payment arrangements [line items]
Weighted average share price | € / shares	€ 5.22
Expense from share-based payment transactions | €	€ 6	€ 10	€ 13
Expense from equity-settled share-based payment transactions | €	3	10	9
Expense from cash-settled share-based payment transactions | €	€ 3	€ 0	€ 4
Percentage Of Performance Shares Achievement Of The Net Debt	50.00%
Equity Based Compensation Plan [Member]
Disclosure of share-based payment arrangements [line items]
Number of other equity instruments outstanding in share-based payment arrangement	6,523,939	4,438,497
Description of vesting requirements for share-based payment arrangement	For EBCP Option grants till year 2020 inclusive and prior, one-quarter of the entitlement vests on each 1 January of the four years following the Date of Option
Outstanding options at the end of the year	11,282,865	15,165,029	19,049,997	20,348,470
Number of share options exercisable in share-based payment arrangement	11,282,865	12,183,981	11,242,584
Number of treasury shares delivered	274,652	59,060	147,451
Weighted average share price | € / shares	€ 6.07	€ 5.97	€ 6.11
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | € / shares	€ 6.63
Equity Based Compensation Plan [Member] | Restricted Shares [Member]
Disclosure of share-based payment arrangements [line items]
Number of other equity instruments granted in share-based payment arrangement	745,197	456,894	451,705
Number of other equity instruments forfeited in share-based payment arrangement	255,337	196,299	67,853
Number of other equity instruments exercised or vested in share-based payment arrangement	809,923	372,805	238,645
Equity Based Compensation Plan [Member] | Performance Share [Member]
Disclosure of share-based payment arrangements [line items]
Number of other equity instruments granted in share-based payment arrangement	3,697,990	1,635,264	1,287,594
Number of other equity instruments forfeited in share-based payment arrangement	1,036,537	355,197	86,772
Number of other equity instruments exercised or vested in share-based payment arrangement		944,846	604,047
Simulated Restricted Share Units [Member]
Disclosure of share-based payment arrangements [line items]
Number of other equity instruments granted in share-based payment arrangement	0	0	1,233,352
Number of other equity instruments forfeited in share-based payment arrangement	195,742	282,548	172,473
Number of other equity instruments exercised or vested in share-based payment arrangement	719,769	647,870	652,648
Liabilities from share-based payment transactions | €	€ 3,904,033	€ 3,525,918	€ 7,290,615
Number of other equity instruments outstanding in share-based payment arrangement	819,840	1,735,344	2,665,762